Disclosures About Fair Value of Financial Instruments - Changes in Fair Value Due to Observable Factors (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Assets
Fair value, January 1	$ 17,733	$ 13,344
Total realized gains included in income	673	532
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	0	0
Purchases, issuances and settlements, net	10,210	3,857
Transfers out of Level 3	0	0
Fair value, December 31	28,616	17,733
Other Liabilities
Fair value, January 1	0	0
Total realized gains included in income	0	0
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	0	0
Purchases, issuances and settlements, net	0	0
Transfers out of Level 3	0	0
Fair value, December 31	0	0
Other Assets [Member]
Other Liabilities
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	673	532
Other Liabilities [Member]
Other Liabilities
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$ 0	$ 0